Voya Large Cap Value Fund	PORTFOLIO OF INVESTMENTS
as of February 29, 2020 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.0%
		Communication Services: 8.2%
230,544		Activision Blizzard, Inc.	$ 13,401,523	1.9
686,049		AT&T, Inc.	24,162,646	3.4
177,771		Walt Disney Co.	20,914,758	2.9
		58,478,927		8.2

		Consumer Discretionary: 5.5%
58,251		Hasbro, Inc.	4,499,890	0.6
297,956		L Brands, Inc.	6,453,727	0.9
325,734		MGM Resorts International	8,000,027	1.1
182,790		TJX Cos., Inc.	10,930,842	1.5
109,644		Tractor Supply Co.	9,704,590	1.4
		39,589,076		5.5

		Consumer Staples: 9.1%
92,258		Constellation Brands, Inc.	15,903,434	2.2
169,643		Kellogg Co.	10,258,312	1.4
418,842		Keurig Dr Pepper, Inc.	11,677,315	1.6
204,070		Philip Morris International, Inc.	16,707,211	2.3
97,861		Procter & Gamble Co.	11,080,801	1.6
		65,627,073		9.1

		Energy: 7.7%
276,182		BP PLC ADR	8,641,735	1.2
129,698		Chevron Corp.	12,106,011	1.7
199,156		ConocoPhillips	9,643,134	1.4
159,493		EOG Resources, Inc.	10,089,527	1.4
94,197		Marathon Petroleum Corp.	4,466,822	0.6
242,952		Schlumberger Ltd.	6,581,570	0.9
56,486		Valero Energy Corp.	3,742,197	0.5
		55,270,996		7.7

		Financials: 22.2%
358,755		American International Group, Inc.	15,125,111	2.1
177,461		Apollo Global Management, Inc.	7,393,025	1.0
794,899		Bank of America Corp.	22,654,621	3.2
105,497		Goldman Sachs Group, Inc.	21,180,633	3.0
222,378		Hartford Financial Services Group, Inc.	11,107,781	1.6
228,351		Intercontinental Exchange, Inc.	20,373,476	2.8
208,999		JPMorgan Chase & Co.	24,266,874	3.4
116,718		Northern Trust Corp.	10,243,172	1.4
331,137		Truist Financial Corp.	15,278,661	2.1
243,284		US Bancorp	11,298,109	1.6
		158,921,463		22.2

		Health Care: 13.1%
99,518	(1)	Alcon, Inc.	6,100,453	0.8
64,827		Becton Dickinson & Co.	15,417,157	2.2
6,531	(1)	Biogen, Inc.	2,014,095	0.3
163,339		Bristol-Myers Squibb Co.	9,646,801	1.3
202,641		Johnson & Johnson	27,251,162	3.8
135,943		Medtronic PLC	13,685,382	1.9
121,653		Novartis AG ADR	10,213,986	1.4
73,053		Zimmer Biomet Holdings, Inc.	9,946,166	1.4
		94,275,202		13.1

		Industrials: 10.0%
75,315		Cummins, Inc.	11,394,406	1.6
67,456		L3Harris Technologies, Inc.	13,338,075	1.9
61,581		Norfolk Southern Corp.	11,229,295	1.6
35,628		Old Dominion Freight Line	6,904,707	1.0
91,168		Oshkosh Corp.	6,577,771	0.9
37,167		Roper Technologies, Inc.	13,071,634	1.8
201,328		Timken Co.	9,027,548	1.2
		71,543,436		10.0

		Information Technology: 6.5%
28,014	(1)	Adobe, Inc.	9,668,192	1.4
113,748		Analog Devices, Inc.	12,404,219	1.7
161,818	(1)	Micron Technology, Inc.	8,505,154	1.2
54,916		MKS Instruments, Inc.	5,502,034	0.8
62,595		Motorola Solutions, Inc.	10,370,740	1.4
		46,450,339		6.5

		Materials: 4.1%
51,392		Air Products & Chemicals, Inc.	11,286,197	1.6
75,254		Celanese Corp. - Series A	7,054,310	1.0
155,374		CF Industries Holdings, Inc.	5,727,085	0.8
89,015		Eastman Chemical Co.	5,475,313	0.7
		29,542,905		4.1

		Real Estate: 5.4%
201,047		American Homes 4 Rent	5,205,107	0.7
64,009		Crown Castle International Corp.	9,171,849	1.3
216,485		Highwoods Properties, Inc.	9,715,847	1.4
276,445		MGM Growth Properties LLC	7,933,971	1.1
92,519		Ryman Hospitality Properties	6,430,996	0.9
		38,457,770		5.4

		Utilities: 7.2%
97,827		American Electric Power Co., Inc.	8,732,038	1.2
55,220		Entergy Corp.	6,455,770	0.9
152,270		Evergy, Inc.	9,950,845	1.4
325,468		Exelon Corp.	14,030,926	2.0
49,799		NextEra Energy, Inc.	12,587,195	1.7
		51,756,774		7.2

	Total Common Stock
	(Cost $703,919,574)	709,913,961		99.0

Voya Large Cap Value Fund	PORTFOLIO OF INVESTMENTS
as of February 29, 2020 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.0%
	Mutual Funds: 1.0%
6,913,000	(2)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 1.460%
	(Cost $6,913,000)	$ 6,913,000	1.0

	Total Short-Term Investments
	(Cost $6,913,000)	6,913,000	1.0

	Total Investments in Securities (Cost $710,832,574)	$ 716,826,961	100.0
	Liabilities in Excess of Other Assets	(343,499)	–
	Net Assets	$ 716,483,462	100.0

ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)	Rate shown is the 7-day yield as of February 29, 2020.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of February 29, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at February 29, 2020
Asset Table
Investments, at fair value
Common Stock*	$ 709,913,961	$ –	$ –	$ 709,913,961
Short-Term Investments	6,913,000	–	–	6,913,000
Total Investments, at fair value	$ 716,826,961	$ –	$ –	$ 716,826,961

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At February 29, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $712,500,453.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$ 54,815,977
Gross Unrealized Depreciation	(50,485,240)
Net Unrealized Appreciation	$ 4,330,737